INVESTMENTS (Details 6) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss [abstract]
Financial assets	S/ 32,863,118	[1]	S/ 164,228,539	S/ 32,862,001	[1]
At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	3,507,576			4,020,811
At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	24,981,013
Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	4,067,481
Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				24,204,125
Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				4,323,165
Up to 3 months [Member] | At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	318,648			1,476,174
Up to 3 months [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	4,280,152
Up to 3 months [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	371,498
Up to 3 months [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				4,987,080
Up to 3 months [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				334,791
From 3 months to 1 year [Member] | At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	186,358			1,096,855
From 3 months to 1 year [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	5,842,026
From 3 months to 1 year [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	208,737
From 3 months to 1 year [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				3,785,935
From 3 months to 1 year [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				68,690
From 1 to 3 years [Member] | At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	485,333			516,919
From 1 to 3 years [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,145,494
From 1 to 3 years [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,094,642
From 1 to 3 years [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				2,407,141
From 1 to 3 years [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				1,625,856
From 3 to 5 years [Member] | At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	152,083			180,739
From 3 to 5 years [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,722,051
From 3 to 5 years [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	272,963
From 3 to 5 years [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				1,516,653
From 3 to 5 years [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				110,746
More than 5 years [Member] | At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	703,476			574,293
More than 5 years [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	10,341,820
More than 5 years [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,119,641
More than 5 years [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				9,327,327
More than 5 years [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				2,183,082
Without maturity [Member] | At fair value through profit or loss [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,661,678			175,831
Without maturity [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	649,470
Without maturity [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	S/ 0
Without maturity [Member] | Available for sale [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				2,179,989
Without maturity [Member] | Held to maturity [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets				S/ 0

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).